Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserves	Investments reserve	Accumulated other comprehensive income		Accumulated other comprehensive income	Cumulative translation adjustments	Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests in subsidiaries
Beginning balance at Dec. 31, 2020	R$ 9,910,265	R$ 5,171,752	R$ 22,404	R$ 594,049	R$ (489,068)	R$ 4,337	R$ 750,010	R$ 3,658,265			R$ (464,990)	R$ 231,596		R$ 55,391	R$ 9,533,746	R$ 376,519	[1]
Net income for the year	883,878												R$ 850,463		850,463	33,415	[1]
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	46,610
Other comprehensive income	126,933										42,852	73,049			115,901	11,032	[1]
Total comprehensive income for the year	1,010,811										42,852	73,049	850,463		966,364	44,447	[1]
Issuance of shares related to the subscription warrants - indemnification	1,819			1,819											1,819
Equity instrument granted	12,895		11,639	613	643										12,895
Realization of revaluation reserve of subsidiaries						(183)							183
Dividends prescribed	11,816												10,487		10,487	1,329	[1]
Gains arising from payments of fixed dividends to preferred shares of subsidiaries													971		971	(971)	[1]
Shareholder transaction - changes of ownership interest								11,641					(11,641)
Dividends attributable to non-controlling interests	(19,005)															(19,005)	[1]
Approval of additional dividends by the Ordinary General Meeting	(55,391)													(55,391)	(55,391)
Allocation of net income:
Legal reserve							42,523						(42,523)
Investments statutory reserve								403,970					(403,970)
Additional minimum mandatory dividend (R$ 0.28 per share)	(403,970)
Additional dividends (R$ 0.12 per share)	(185,896)
Proposed dividends	(185,896)												(185,896)		(185,896)
Interim dividends (R$ 0.25 per share)	(218,074)												(218,074)		(218,074)
Ending balance at Dec. 31, 2021	10,469,240	5,171,752	34,043	596,481	(488,425)	4,154	792,533	4,073,876	R$ (117,493)	[2]	R$ (422,138)	R$ 304,645			10,066,921	402,319	[1]
Net income for the year	1,840,069												1,800,839		1,800,839	39,230	[1]
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	(165)
Other comprehensive income	297,670								297,467	[2]					297,467	203	[1]
Total comprehensive income for the year	2,137,739								297,467	[2]			1,800,839		2,098,306	39,433	[1]
Issuance of shares related to the subscription warrants - indemnification	941			941											941
Equity instrument granted	20,734		9,944	2,039	8,751										20,734
Realization of revaluation reserve of subsidiaries						(179)							179
Dividends prescribed	2,948												2,948		2,948
Shareholder transaction - changes of ownership interest	(6,567)							(6)					286		280	(6,847)	[1]
Gain due to change in ownership interest	(2,423)															(2,423)	[1]
Capital increase attributable to non-controlling interests	35,182															35,182	[1]
Dividends attributable to non-controlling interests	(1,437)															(1,437)	[1]
Allocation of net income:
Legal reserve							90,042						(90,042)
Investments statutory reserve								1,154,691					(1,154,691)
Additional minimum mandatory dividend (R$ 0.28 per share)	(31,385)												(31,385)		(31,385)
Additional dividends (R$ 0.12 per share)	(78,130)												(78,130)	78,130
Interest on capital (R$ 0.41 per share)	(450,004)												(450,004)		(450,004)
Interim dividends (R$ 0.25 per share)	0
Ending balance at Dec. 31, 2022	12,174,968	5,171,752	43,987	599,461	(479,674)	3,975	882,575	5,228,561	179,974	[2]				78,130	11,708,741	466,227	[1]
Net income for the year	2,517,753												2,439,795		2,439,795	77,958	[1]
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	(32,971)
Other comprehensive income	(40,370)								(25,866)						(25,866)	(14,504)
Total comprehensive income for the year	2,477,383								(25,866)				2,439,795		2,413,929	63,454	[1]
Issuance of shares related to the subscription warrants - indemnification	560			560											560
Equity instrument granted	38,909		31,938	(2,193)	9,164										38,909
Realization of revaluation reserve of subsidiaries	(113)					(173)							60		(113)
Capital increase with reserves		1,450,000					(882,575)	(567,425)
Loss due to change in ownership interest	(45)															(45)	[1]
Dividends prescribed	2,048												2,048		2,048
Special reserve for mandatory dividend not distributed to non-controlling shareholders	(11,145)															(11,145)	[1]
Shareholder transaction - changes of ownership interest	2							2							2
Capital increase attributable to non-controlling interests	24,303															24,303
Dividends attributable to non-controlling interests	(19,463)															(19,463)	[1]
Approval of additional dividends by the Ordinary General Meeting	(78,130)													(78,130)	(78,130)
Allocation of net income:
Legal reserve							121,990						(121,990)
Investments statutory reserve								1,606,431					(1,606,431)
Additional minimum mandatory dividend (R$ 0.28 per share)	(305,653)												(305,653)		(305,653)
Additional dividends (R$ 0.12 per share)	(134,031)												(134,031)	134,031
Interim dividends (R$ 0.25 per share)	(273,798)												R$ (273,798)		(273,798)
Ending balance at Dec. 31, 2023	R$ 14,029,826	R$ 6,621,752	R$ 75,925	R$ 597,828	R$ (470,510)	R$ 3,802	R$ 121,990	R$ 6,267,569	R$ 154,108					R$ 134,031	R$ 13,506,495	R$ 523,331	[1]

[1]	These amounts are substantially represented by non-controlling interests in Iconic. See note 11.
[2]	Considers cumulative translation adjustment from discontinued operations. The accumulated effects were reclassified to income as a result of the sale of Oxiteno.